Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts Receivable, Net
Accounts receivable	¥ 27,309	$ 4,185	¥ 40,464
Allowance for doubtful accounts	(21,346)	(3,271)	(20,040)	$ (3,071)	¥ (15,763)
Total accounts receivable, net	¥ 5,963	$ 914	¥ 20,424